Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Segment Information
Segment information is as follows:

	For the year ended December 31, 2020
($ thousands)	Global Lottery	Global Gaming	Business Segment Total	Corporate and Other	Total IGT PLC
Service revenue	2,042,652	596,906	2,639,558	—	2,639,558
Product sales	121,346	354,552	475,898	—	475,898
Total revenue	2,163,998	951,458	3,115,456	—	3,115,456

Operating income (loss)	641,930	(205,657)	436,273	(543,738)	(107,465)
Depreciation and amortization	235,767	155,758	391,525	174,669	566,194
Expenditures for long-lived assets	(148,679)	(74,877)	(223,556)	(2,190)	(225,746)

	For the year ended December 31, 2019
($ thousands)	Global Lottery	Global Gaming	Business Segment Total	Corporate and Other	Total IGT PLC
Service revenue	2,182,961	917,907	3,100,868	—	3,100,868
Product sales	109,884	821,005	930,889	—	930,889
Total revenue	2,292,845	1,738,912	4,031,757	—	4,031,757

Operating income (loss)	697,267	179,548	876,815	(398,899)	477,916
Depreciation and amortization	228,972	187,061	416,033	197,910	613,943
Expenditures for long-lived assets	(167,349)	(166,932)	(334,281)	(8,216)	(342,497)

	For the year ended December 31, 2018
($ thousands)	Global Lottery	Global Gaming	Business Segment Total	Corporate and Other	Total IGT PLC
Service revenue	2,234,801	961,129	3,195,930	—	3,195,930
Product sales	126,889	658,053	784,942	—	784,942
Total revenue	2,361,690	1,619,182	3,980,872	—	3,980,872

Operating income (loss)	763,799	143,340	907,139	(433,542)	473,597
Depreciation and amortization	223,126	171,378	394,504	212,989	607,493
Expenditures for long-lived assets	(202,412)	(229,182)	(431,594)	(9,450)	(441,044)

Schedule of Revenue from External Customers Based on Geographical Location
Revenue from external customers, which is based on the geographical location of our customers, is as follows:

	December 31,
($ thousands)	2020	2019	2018
United States	1,666,241	2,115,791	2,063,477
Italy	895,942	989,796	973,621
United Kingdom	63,874	73,541	58,681
Rest of Europe	209,080	322,654	313,779
All other	280,319	529,975	571,314
Total	3,115,456	4,031,757	3,980,872

Schedule of Long-Lived Assets Based on Geographical Location
Long-lived assets, which are comprised of Systems & Equipment and PPE, are based on the geographical location of the assets as follows:

	December 31,
($ thousands)	2020	2019
United States	841,439	928,857
Italy	176,341	187,169
United Kingdom	13,871	17,687
Rest of Europe	90,646	102,874
All other	77,426	115,060
Total	1,199,723	1,351,647